Noncontrolling Interest - Additional Information (Detail) (USD $)	7 Months Ended	9 Months Ended			7 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013 Restricted Stock	Jul. 17, 2013 Restricted Stock	Sep. 30, 2013 Additional Paid-in Capital
Noncontrolling Interest [Abstract]
APAM economic interest in Artisan Partners Holdings LP (as a percent)	24.00%	24.00%
Shares, Issued			1,575,157	1,575,157
Stock Issued During Period, Shares, Share-based Compensation, Forfeited		82,655
Cumulative Impact of Changes in Ownership	$ (288,000)				$ (33,247,000)
AOCI Adjustment to Reflect Changes in Ownership	(100,000)
AOCI Adjustment to Reflect Changes in Ownership, Tax Effect	$ (300,000)